STATEMENTS OF CONSOLIDATED BALANCE SHEETS	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 298,428,709	$ 46,829,977	¥ 611,358,209
Restricted cash	3,300,000	517,842
Short-term investments	557,458,675	87,477,431	301,983,182
Investments in equity securities	157,988,851	24,791,898	242,378,696
Accounts receivable, net of allowance for doubtful accounts of RMB12,489,562 and RMB3,429,201 (USD538,1176) as of December 31, 2020 and 2021 respectively	95,589,936	15,000,147	101,511,057
Amounts due from related parties	310,419,860	48,711,650	9,770,871
Prepaid rent	15,454,967	2,425,222	13,597,867
Inventories	2,297,584	360,541	3,804,680
Other current assets	142,737,163	22,398,576	77,649,794
Loans receivable, net	247,530,580	38,842,950	222,244,629
Total current assets	1,831,206,325	287,356,234	1,584,298,985
Restricted cash	18,869,900	2,961,099	22,369,900
Long-term time deposits	160,000,000	25,107,491	490,000,000
Loans receivable, net	290,967,680	45,659,178	145,703,988
Property and equipment, net	1,045,356,265	164,039,209	668,605,661
Intangible assets, net	520,117,479	81,617,782	491,513,073
Goodwill	120,819,948	18,959,286	100,231,487
Long-term investments	188,790,785	29,625,394	369,525,917
Other assets	329,366,340	51,684,766	66,635,394
Deferred tax assets	161,565,839	25,353,206	156,070,112
TOTAL ASSETS	4,667,060,561	732,363,645	4,094,954,517
Current liabilities:
Short-term bank loans	356,000,000	55,864,168	150,000,000
Long-term bank loans, current portion	50,200,000	7,877,475
Accounts payable	24,036,544	3,771,858	19,606,344
Advance from customers	39,773,738	6,241,367	34,305,508
Amounts due to related parties	9,530,627	1,495,563	3,198,253
Salary and welfare payable	60,154,565	9,439,564	51,567,587
Deferred rent	1,926,957	302,382	1,356,132
Deferred revenue	215,147,975	33,761,412	221,314,997
Accrued expenses and other current liabilities	381,282,062	59,831,476	300,696,673
Income tax payable	70,897,366	11,125,344	87,483,970
Dividends payable	40,999,458	6,433,710
Total current liabilities	1,249,949,292	196,144,319	869,529,464
Deferred rent	68,842,692	10,802,921	28,642,973
Deferred revenue	314,472,488	49,347,596	361,901,369
Long-term loans, non current portion	301,800,000	47,359,006
Other long-term liabilities	132,046,925	20,721,044	115,862,713
Deferred tax liabilities	228,201,745	35,809,834	178,413,413
Unrecognized tax benefits	328,820,281	51,599,077	290,679,902
Total liabilities	2,624,133,423	411,783,797	1,845,029,834
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,151,384,306	180,677,323	1,149,280,404
Retained earnings	326,298,618	51,203,374	570,042,924
Accumulated other comprehensive income	41,880,907	6,572,028	45,586,647
Total GreenTree Hospitality Group Ltd. shareholders' equity	1,857,685,111	291,511,332	2,103,031,255
Noncontrolling interests	185,242,027	29,068,516	146,893,428
Total shareholders' equity	2,042,927,138	320,579,848	2,249,924,683
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,667,060,561	732,363,645	4,094,954,517
Common Class A
Shareholders' equity:
Ordinary shares, value	222,587,070	34,928,768	222,587,070
Common Class B
Shareholders' equity:
Ordinary shares, value	¥ 115,534,210	$ 18,129,839	¥ 115,534,210